General and administrative costs	6 Months Ended
Jun. 30, 2019
General and administrative costs
General and administrative costs	11. General and administrative costs General and administrative costs amount to € 2,876,000 for the three month period ended June 30, 2019 compared to € 2,649,000 for the same period in 2018.